SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended	24 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Cash equivalents							$ 0	$ 0	$ 0	$ 0
Common stocks issuance costs									18,132,174	18,132,174
Offering cost						$ 17,000		287,780	17,000
Deferred tax asset							59,200	$ 59,200	1,204,121	1,204,121
Income tax expense	$ 0	$ 0	$ 110,523		$ 117,016		$ 0		$ 0
Effective tax rate (in percent)	0.00%	0.00%	5.63%	0.00%	1.05%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits			$ 0		$ 0		$ 0	$ 0	$ 0	0
Amounts accrued for the payment of interest and penalties			0		0		$ 0	$ 0	0	0
Federal depository insurance coverage			$ 250,000		250,000				250,000	$ 250,000
IPO
Subsidiary, Sale of Stock [Line Items]
Offering cost					18,847,894
Adjustments for stockholders equity					18,132,174				18,132,174
Transaction costs					$ 715,720				715,720
Offering cost									$ 18,847,894
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares	33,421,570	33,421,570					33,421,570		33,421,570
Number of warrants to purchase the shares issued (in shares)			26,410,785		26,410,785				26,410,785	26,410,785